Reconciliation of Income Taxes at Federal Statutory Rate to Effective Tax Rate (Parenthetical) (Detail)	6 Months Ended	12 Months Ended
	Jun. 27, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reconciliation Of Effective Income Tax Rate [Line Items]
Tax at Federal statutory rate	35.00%	35.00%	35.00%	35.00%